Material Related Party Transactions - Loans from and Deposits Placed with Southern Airlines Group Finance Co., Ltd (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Borrowings	¥ 96,267	¥ 78,233
Deposits placed with SA Finance	21,455	25,414
Within 1 year [member]
Disclosure of transactions between related parties [line items]
Borrowings	57,913	40,099
After 1 year but within 2 years [member]
Disclosure of transactions between related parties [line items]
Borrowings	18,611	7,662
After 2 years but within 5 years [member]
Disclosure of transactions between related parties [line items]
Borrowings	16,747	14,394
Southern Airlines Group Finance Co.,Ltd [member]
Disclosure of transactions between related parties [line items]
Borrowings	3,018	1,686
Deposits placed with SA Finance	12,621	9,092
Southern Airlines Group Finance Co.,Ltd [member] | Unsecured loans [Member]
Disclosure of transactions between related parties [line items]
Borrowings	3,018	1,686
Southern Airlines Group Finance Co.,Ltd [member] | Unsecured loans [Member] | Within 1 year [member]
Disclosure of transactions between related parties [line items]
Borrowings	2,978	1,515
Southern Airlines Group Finance Co.,Ltd [member] | Unsecured loans [Member] | After 1 year but within 2 years [member]
Disclosure of transactions between related parties [line items]
Borrowings	40	111
Southern Airlines Group Finance Co.,Ltd [member] | Unsecured loans [Member] | After 2 years but within 5 years [member]
Disclosure of transactions between related parties [line items]
Borrowings	¥ 0	¥ 60